Exhibit 1

MKT 2020-525M Mortgage Trust

Commercial Mortgage Pass Through Certificates, Series 2020-525M

Report To:

Barclays Commercial Mortgage Securities LLC

Barclays Capital Real Estate Inc.

Barclays Capital Inc.

Goldman Sachs Mortgage Company

Goldman Sachs Bank USA

Goldman Sachs & Co. LLC

Wells Fargo Bank, National Association

Wells Fargo Securities, LLC

30 January 2020

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Barclays Commercial Mortgage Securities LLC Barclays Capital Real Estate Inc. Barclays Capital Inc. 745 Seventh Avenue New York, New York 10019	Goldman Sachs Mortgage Company Goldman Sachs Bank USA Goldman Sachs & Co. LLC 200 West Street New York, New York 10282

Wells Fargo Bank, National Association Wells Fargo Securities, LLC 375 Park Avenue New York, New York 10152

Re:	MKT 2020-525M Mortgage Trust (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2020-525M (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Barclays Commercial Mortgage Securities LLC (the “Depositor”) with respect to the Trust Loan (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	An electronic copy of the EDGAR ABS XML technical specification (Version 1.8) document dated March 2019 that was published by the Securities and Exchange Commission (the “EDGAR ABS XML Technical Specification Document”) that the Depositor indicated contains information relating to the valid structure and content of the ABS Extensible Markup Language (XML) Asset Data File Types (as defined in the EDGAR ABS XML Technical Specification Document),
g.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
h.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator(s) of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

30 January 2020

Attachment A Page 1 of 7

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of certain promissory notes (collectively, the “Trust Notes”), evidencing a portion of a loan (such portion, the “Trust Loan”),
b.	The Trust Loan is part of a split loan structure consisting of the Trust Loan and certain other fixed rate, interest-only loans (collectively, the “Companion Loans,” together with the Trust Loan, the “Mortgage Loan”), each evidenced by a separate promissory note (collectively, the “Companion Notes”), which will not be assets of the Issuing Entity and
c.	The Mortgage Loan is secured by, among other things, a first lien mortgage on an office building located in San Francisco, California (the “Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Trust Loan, Companion Loans, Mortgage Loan and Property as of 6 February 2020 (the “Reference Date”),
b.	Record layout and decode information relating to the information on the Preliminary Data File and
c.	Decode and mapping information relating to certain information described in the EDGAR ABS XML Technical Specification Document and the corresponding information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 7

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Trust Loan, Companion Loans, Mortgage Loan and Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File and
c.	Decode and mapping information relating to certain information described in the EDGAR ABS XML Technical Specification Document and the corresponding information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity/ARD Date,

as shown on the Final Data File, we recalculated the “Original Term” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Original Term and
c.	Original Lockout,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term and
ii.	Lockout Remaining

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Original Balance Piece In Trust ($) and
b.	Original Balance Piece Non-Trust ($),

as shown on the Final Data File, we recalculated the “Total Original Balance Debt ($)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 7

8.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use “0” for the original amortization term of the Mortgage Loan (the “Original Amortization”),
b.	Use “0” for the remaining amortization term of the Mortgage Loan (the “Remaining Amortization”),
c.	Use the “Original Term,” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “I/O Period”),
d.	Use the “Original Balance ($),” as shown on the Final Data File, as:
i.	The principal balance of the Trust Loan as of the Reference Date (the “Current Balance ($)”),
ii.	The principal balance of the Trust Loan as of the related due date of the Trust Loan that would have been its due date in the month preceding the Reference Date under the terms of the Trust Loan if a monthly debt service payment were scheduled to be due in that month (the “Report Period Beginning Schedule Loan Balance Amount”) and
iii.	The principal balance of the Trust Loan as of the “Maturity/ARD Date” of the Trust Loan (the “Maturity/ARD Balance ($)”) and
e.	Use the “Total Original Balance Debt ($),” as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan as of the Reference Date (the “Total Current Balance Debt ($)”) and
ii.	The principal balance of the Mortgage Loan as of the “Maturity/ARD Date” of the Mortgage Loan (the “Aggregate Maturity Date Balance (Trust+Non-Trust)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Original Balance ($),
b.	Interest Rate %,
c.	Amortization Type and
d.	Accrual Type,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Monthly Debt Service Amount ($) and
ii.	Annual Debt Service Amount ($)

of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Debt Service Amount ($)” of the Trust Loan as 1/12th of the product of:

a.	The “Original Balance ($),” as shown on the Final Data File,
b.	The “Interest Rate %,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 4 of 7

9. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Debt Service Amount ($)” of the Trust Loan as twelve (12) times the “Monthly Debt Service Amount ($)” of the Trust Loan, as shown on the Final Data File.

10.	Using the:
a.	Total Original Balance Debt ($),
b.	Interest Rate %,
c.	Amortization Type and
d.	Accrual Type,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the “Aggregate Annual Debt Service” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Aggregate Annual Debt Service” of the Mortgage Loan as the product of:

a.	The product of, rounded to two decimal places:
i.	The “Total Original Balance Debt ($),” as shown on the Final Data File,
ii.	1/12th of the “Interest Rate %,” as shown on the Final Data File, and
iii.	365/360 and
b.	12.

11.	Using the:
a.	Accrual Type,
b.	I/O Period,
c.	Partial IO Last IO Payment,
d.	First Payment Date,
e.	Interest Rate %,
f.	Monthly Debt Service Amount ($) and
g.	Report Period Beginning Schedule Loan Balance Amount,

as shown on the Final Data File, and information in the applicable Source Document(s), we recalculated the portion of the “Monthly Debt Service Amount ($)” for the month in which the Reference Date occurs that is interest (the “Scheduled Interest Amount”) and that is principal (the “Scheduled Principal Amount”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 7

11. (continued)

Using the:

a.       Scheduled Interest Amount and

b.       Scheduled Principal Amount,

as shown on the Final Data File, we recalculated the:

i.       Total Scheduled Principal Interest Due Amount and

ii.       Periodic Principal and Interest Payment Securitization Amount

of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Total Additional Debt Original Balance,
b.	Total Original Balance Debt ($),
c.	Additional Debt Current Balance ($),
d.	Total Current Balance Debt ($),
e.	Total Additional Debt Maturity Balance,
f.	Aggregate Maturity Date Balance (Trust+Non-Trust),
g.	Aggregate Annual Debt Service and
h.	Additional Debt Annual Debt Service,

as shown on the Final Data File, we recalculated the:

i.	Total Original Debt Balance (A-Note + B-note + Mezz),
ii.	Total Debt Current Balance ($),
iii.	Total Debt Maturity Balance (A-Note + B-Note + Mezz) and
iv.	Total Debt (A-Note + B-Note + Mezz) Annual Debt Service

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Master Servicing Fee Rate,
b.	Primary Servicing Fee Rate and
c.	Subservicer Fee,

as shown on the Final Data File, we recalculated the “Servicer Fee” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Servicer Fee,
b.	Trustee & Paying Agent Fee,
c.	Operating Advisor Fee,
d.	ARR Fee,
e.	CREFC Fee and
f.	Certificate Administrator Fee,

as shown on the Final Data File, we recalculated the “Admin. Fee %” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 7

15.	Using the:
a.	Interest Rate % and
b.	Admin. Fee %,

as shown on the Final Data File, we recalculated the “Net Mortgage Rate %” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the:
a.	Aggregate Annual Debt Service,
b.	Total Original Balance Debt ($),
c.	Total Current Balance Debt ($),
d.	Aggregate Maturity Date Balance (Trust+Non-Trust),
e.	U/W Net Operating Income ($),
f.	U/W Net Cash Flow ($),
g.	Appraised Value ($) and
h.	Units,

as shown on the Final Data File, we recalculated the:

i.	U/W NOI DSCR (x),
ii.	U/W NCF DSCR (x),
iii.	Current LTV (%),
iv.	Maturity/ARD LTV (%),
v.	Current U/W NOI Debt Yield (%),
vi.	Current U/W NCF Debt Yield (%),
vii.	Original Loan/Unit,
viii.	Current Balance per Unit ($) and
ix.	Maturity Balance per Unit

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to round the characteristics listed in i. through ii. above to two decimal places and the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

Attachment A Page 7 of 7

17.	Using the:
a.	Total Debt (A-Note + B-Note + Mezz) Annual Debt Service,
b.	Total Debt Current Balance ($),
c.	Total Debt Maturity Balance (A-Note + B-Note + Mezz),
d.	U/W Net Operating Income ($),
e.	U/W Net Cash Flow ($),
f.	Appraised Value ($) and
g.	Units,

as shown on the Final Data File, we recalculated the:

i.	Total Debt NOI DSCR,
ii.	Total Debt UW NCF DSCR (x),
iii.	Total Debt Current LTV (%),

iv.       Total Debt MAT_LTV,

v.	Total Debt UW NOI Debt Yield (%),

vi.       Total Debt NCF DY and

vii.       Total Debt Per Unit

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Depositor instructed us to round the characteristics listed in i. through ii. above to two decimal places and the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Loan Agreement	29 January 2020

Deposit Account Control Agreement	29 January 2020

Cash Management Agreement	29 January 2020

Settlement Statement	29 January 2020

Non-Consolidation Opinion	29 January 2020

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	9 December 2019

Engineering Report	22 November 2019

Seismic Report	6 December 2019

Environmental Phase I Report	5 December 2019

USPS Internet Site (www.usps.com)	Not Applicable

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	1 November 2019

Pro Forma Title Policy	Not Dated

Lease Agreements & Amendments	Various

Lease Agreement Abstracts	Various

Insurance Review Document	23 January 2020

Certificate of Property Insurance	10 December 2019

Management Agreement	4 August 2016

Property Occupancy History Report	Not Dated

Exhibit 2 to Attachment A Page 1 of 8

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
County	USPS Internet Site (www.usps.com)
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.com)
Property Type (see Note 3)	Appraisal Report
Property Type Code (see Notes 2 and 3)	Appraisal Report
Property Sub-type	Appraisal Report
Unit of Measure	Underwritten Rent Roll
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Units	Underwritten Rent Roll
Net Rentable Square Feet Number	Underwritten Rent Roll
Net Rentable Square Feet Securitization Number	Underwritten Rent Roll
Occupancy %	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll
Master Lease (Y/N)	Loan Agreement
Property Manager	Management Agreement

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($)	Appraisal Report
Appraisal Date	Appraisal Report
As-is Date of Valuation	Appraisal Report
As-is Appraised Value	Appraisal Report
Appraiser Designation	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraised CapRate (%)	Appraisal Report
Valuation Source Securitization Code (see Note 2)	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date	Environmental Phase I Report
Environmental Report Type	Environmental Phase I Report
Phase II Recommended	Environmental Phase I Report

Exhibit 2 to Attachment A Page 2 of 8

Third Party Information: (continued)

Characteristic	Source Document(s)

Seismic Report Date	Seismic Report
Seismic Zone	Seismic Report
PML %	Seismic Report
Earthquake Insurance	Insurance Review Document
Environmental Insurance	Insurance Review Document
Blanket Insurance Policy (Y/N)	Insurance Review Document
Single Tenant	Underwritten Rent Roll

Major Tenant Information: (see Note 4)

Characteristic	Source Document(s)

Largest Tenant	Underwritten Rent Roll
Unit Size	Underwritten Rent Roll
Lease Expiration	Underwritten Rent Roll
Second Largest Tenant	Underwritten Rent Roll
2nd Largest Tenant Unit Size	Underwritten Rent Roll
2nd Largest Tenant Lease Expiration	Underwritten Rent Roll
Third Largest Tenant	Underwritten Rent Roll
3rd Largest Tenant Unit Size	Underwritten Rent Roll
3rd Largest Tenant Lease Expiration	Underwritten Rent Roll
Fourth Largest Tenant	Underwritten Rent Roll
4th Largest Tenant Unit Size	Underwritten Rent Roll
4th Largest Tenant Lease Expiration	Underwritten Rent Roll
Fifth Largest Tenant	Underwritten Rent Roll
5th Largest Tenant Unit Size	Underwritten Rent Roll
5th Largest Tenant Lease Expiration	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 3 of 8

Underwriting Information: (see Note 5)

Characteristic	Source Document(s)

U/W Revenues ($)	Underwriter’s Summary Report
U/W Expenses ($)	Underwriter’s Summary Report
U/W Net Operating Income ($)	Underwriter’s Summary Report
U/W Capital Items ($)	Underwriter’s Summary Report
U/W Net Cash Flow ($)	Underwriter’s Summary Report
U/W Economic Occupancy (%)	Underwriter’s Summary Report
Most Recent Revenues ($)	Underwriter’s Summary Report
Most Recent Expenses ($)	Underwriter’s Summary Report
Most Recent NOI ($)	Underwriter’s Summary Report
As of	Underwriter’s Summary Report
2016 Revenues ($)	Underwriter’s Summary Report
2016 Expenses ($)	Underwriter’s Summary Report
2016 NOI ($)	Underwriter’s Summary Report
2017 Revenues ($)	Underwriter’s Summary Report
2017 Expenses ($)	Underwriter’s Summary Report
2017 NOI ($)	Underwriter’s Summary Report
2018 Revenues ($)	Underwriter’s Summary Report
2018 Expenses ($)	Underwriter’s Summary Report
2018 NOI ($)	Underwriter’s Summary Report
Most Recent Occupancy (see Note 6)	Property Occupancy History Report
Second Most Recent Occupancy (see Note 6)	Property Occupancy History Report
Third Most Recent Occupancy (see Note 6)	Property Occupancy History Report

Exhibit 2 to Attachment A Page 4 of 8

Reserve and Escrow Information:

Characteristic	Source Document(s)

Monthly Capex Reserve ($) (see Note 7)	Loan Agreement
Monthly TI/LC Reserve ($) (see Note 7)	Loan Agreement
Monthly Environmental Reserve ($) (see Note 7)	Loan Agreement
Monthly RE Tax Reserve ($) (see Note 7)	Loan Agreement
Monthly Insurance Reserve ($) (see Note 7)	Loan Agreement
Monthly Other Reserve ($) (see Note 7)	Loan Agreement
Monthly Debt Service Reserve (see Note 7)	Loan Agreement
Other Monthly Description	Loan Agreement
CapEx Reserve Cap ($)	Loan Agreement
TI/LC Reserve Cap ($)	Loan Agreement
Environmental Reserve Cap ($)	Loan Agreement
RE Tax Reserve Cap ($)	Loan Agreement
Insurance Reserve Cap ($)	Loan Agreement
Debt Service Reserve Cap ($)	Loan Agreement
Other Reserve Cap ($)	Loan Agreement
Upfront TI/LC Reserve ($)	Settlement Statement
Upfront Capex Reserve ($)	Settlement Statement
Upfront Engineering Reserve ($)	Settlement Statement
Upfront Environmental Reserve ($)	Settlement Statement
Upfront RE Tax Reserve ($)	Settlement Statement
Upfront Insurance Reserve ($)	Settlement Statement
Upfront Debt Service Reserve ($)	Settlement Statement
Upfront Other Reserve ($)	Settlement Statement
Other Upfront Description	Loan Agreement
RE Tax Escrow Cash or LOC (see Note 8)	Loan Agreement
Insurance Escrow Cash or LOC (see Note 8)	Loan Agreement
Capex Escrow Cash or LOC (see Note 8)	Loan Agreement
TI/LC Reserve Cash or LOC (see Note 8)	Loan Agreement
Envir. Escrow Cash or LOC (see Note 8)	Loan Agreement
Debt Service Reserve Cash or LOC (see Note 8)	Loan Agreement
Other Reserve Cash or LOC (see Note 8)	Loan Agreement
Holdback	Loan Agreement

Exhibit 2 to Attachment A Page 5 of 8

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Loan Agreement
Delaware LLC or LP? (Yes/No)	Loan Agreement
Delaware Statutory Trust (Yes/No)	Loan Agreement
SPE State	Loan Agreement
Sponsor	Loan Agreement
Loan Structure Code (see Note 2)	Loan Agreement
Interest Rate %	Loan Agreement
Report Period Interest Rate Percentage	Loan Agreement
Original Interest Rate Type Code (see Note 2)	Loan Agreement
First Payment Date	Loan Agreement
Amortization Type	Loan Agreement
Payment Type Code (see Note 2)	Loan Agreement
Payment Frequency Code (see Note 2)	Loan Agreement
Accrual Type	Loan Agreement
Interest Accrual Method Code (see Note 2)	Loan Agreement
Interest Only Indicator	Loan Agreement
ARD Loan	Loan Agreement
ARD Step Up (%)	Loan Agreement
Post-ARD Hyper Am? (Yes/No)	Loan Agreement
Maturity/ARD Date	Loan Agreement
Hyper Amortizing Date	Loan Agreement
Final Maturity Date	Loan Agreement
Payment Date	Loan Agreement
Grace Period (Default)	Loan Agreement
Grace Period (Late Payment)	Loan Agreement
Note Date	Loan Agreement
Lockbox (Y/N)	Loan Agreement
Lockbox Trigger	Loan Agreement
Lockbox Type (see Note 9)	Loan Agreement
Lockbox In-place	Loan Agreement
Cash Management (see Note 10)	Loan Agreement
Prepayment / Defeasance End Date (see Note 11)	Loan Agreement
Yield Maint. End Date (see Note 11)	Loan Agreement
Prepayment Premiums End Date (see Note 11)	Loan Agreement
Defeasance Option Start Date (see Notes 12 and 13)	Loan Agreement
Lockout End Date (see Notes 13 and 14)	Loan Agreement
Prepayment Lockout/Defeasance End Date (AL) (see Notes 13 and 14)	Loan Agreement

Exhibit 2 to Attachment A Page 6 of 8

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Original Lockout (see Note 13)	Loan Agreement
Call Protection Description	Loan Agreement
Yield Maint. Allowed	Loan Agreement
Yield Maint. Provision	Loan Agreement
Defeasance Summary	Loan Agreement
Defeasance Allowed	Loan Agreement
Remaining Defeasance Payments (see Note 13)	Loan Agreement
Remaining Yield Maintenance Payments	Loan Agreement
Open Payments	Loan Agreement
Prepayment Provisions (see Note 13)	Loan Agreement
Prepayment / Defeasance Begin Date (see Notes 13 and 15)	Loan Agreement
Open Period Begin Date (see Note 16)	Loan Agreement
Yield Maintenance Index	Loan Agreement
Yield Maintenance Discount	Loan Agreement
Yield Maintenance Margin	Loan Agreement
Yield Maintenance Calculation Method	Loan Agreement
Prepayment Premium Indicator	Loan Agreement
Partial Release Permitted (Y/N)	Loan Agreement
Partial Release Provisions	Loan Agreement
Single Purpose Entity (Yes/No)	Loan Agreement
Number of Independent Directors	Loan Agreement
Lien Position Securitization Code (see Note 2)	Pro Forma Title Policy
Crossed Loan	Loan Agreement
Letter of Credit	Loan Agreement
Additional Debt Permitted (Y/N)	Loan Agreement
Type of Addit Debt Permitted	Loan Agreement
Condominium Present?	Loan Agreement
Non Consolidation Opinion (Yes/No)	Non-Consolidation Opinion
Tenant-in-Common	Loan Agreement
TIC Borrower? (Yes/No)	Loan Agreement
Mortgage Assumable?	Loan Agreement
Assumption Fee	Loan Agreement

Exhibit 2 to Attachment A Page 7 of 8

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to use the applicable Source Document(s) listed for each characteristic and the corresponding information relating to such characteristic that is contained in the EDGAR ABS XML Technical Specification Document.

3.	For the purpose of comparing the “Property Type” and “Property Type Code” characteristics, the Depositor instructed us to use the property type that accounts for the majority of the Property’s base rent, as shown in the applicable Source Document(s).

4.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the earliest lease expiration date, as shown in the applicable Source Document(s).

5.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

6.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to use the average annual historical occupancy for each related occupancy date, as shown in the applicable Source Document(s).

7.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to:
a.	Use the monthly amounts, as shown in the applicable Source Document(s), if the related upfront reserve amounts, as shown in the applicable Source Document(s), were less than the related reserve cap amounts, as shown in the applicable Source Document(s), and
b.	Use “Springing” if the related upfront reserve amounts, as shown in the applicable Source Document(s), were equal to or greater than the related reserve cap amounts, as shown in the applicable Source Document(s).

Additionally, for any of the characteristics referenced above for which the value on the Preliminary Data File was “Springing,” we performed no procedures to determine if the balance in the related reserve account as of the Reference Date is equal to or greater than the related reserve cap amounts, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 8 of 8

Notes: (continued)

8.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to use either “Cash” or “LOC” (based on the information described in the applicable Source Document(s)) if there is an upfront reserve in place and to use “<blank>” if there is no upfront reserve in place.

9.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox Type” characteristic if the applicable Source Document(s) requires the borrower(s) to direct the tenants to pay rents directly to a lockbox account controlled by the lender(s).

10.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower(s) or otherwise made available to the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender(s), and the funds are disbursed according the applicable Source Document(s).

11.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to use the day prior to the first “Payment Date” in the open period, as shown in the applicable Source Document(s).

12.	For the purpose of comparing the “Defeasance Option Start Date” characteristic, the Depositor instructed us to use the first “Payment Date” in the defeasance period, as shown in the applicable Source Document(s).

13.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to assume that the entire “Loan” (as described in the loan agreement Source Document) has been securitized.

14.	For the purpose of comparing the “Lockout End Date” and “Prepayment Lockout/Defeasance End Date (AL)” characteristics, the Depositor instructed us to use the day prior to the first “Payment Date” in the prepayment penalty period, as shown in the applicable Source Document(s).

15.	For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic, the Depositor instructed us to use the first “Payment Date” in the prepayment penalty period, as shown in the applicable Source Document(s).

16.	For the purpose of comparing the “Open Period Begin Date” characteristic, the Depositor instructed us to use the first “Payment Date” in the open period, as shown in the applicable Source Document(s).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 4

Provided Characteristics

Characteristic

Loan
Mortgage Loan Number
Loan / Prop.
# of Properties
Property Name
Appraisal Value Type (As Is / As Stabilized / As Complete)
Seller
Originator
Recycled SPE (Yes/No)
Due on Sale
Due on Encumbrance
Principal/Carveout Guarantor
Warm Body Guarantor (Yes/No)
Pari Passu (Y/N)
Pari Passu Note Control (Y/N)
Original Balance ($)
Original Balance Piece In Trust ($)
Original Balance Piece Non-Trust ($)
Subservicer In Place (Y/N)
Subservicer Name
Master Servicing Fee Rate
Primary Servicing Fee Rate
Subservicer Fee
Cash/Pmt Collection Function
Trustee & Paying Agent Fee
Operating Advisor Fee
ARR Fee
CREFC Fee
Certificate Administrator Fee
Loan Purpose
Asset Type Number
Group ID
Reporting Period Beginning Date
Reporting Period End Date
Underwriting Indicator
Balloon Indicator
Negative Amortization Indicator
Modified Indicator
Arm Index Code
First Rate Adjustment Date

Exhibit 3 to Attachment A Page 2 of 4

Characteristic

First Payment Adjustment Date
ARM Margin Number
Lifetime Rate Cap Percentage
Lifetime Rate Floor Percentage
Periodic Rate Increase Limit Percentage
Periodic Rate Decrease Limit Percentage
Periodic Payment Adjustment Maximum Amount
Periodic Payment Adjustment Maximum Percent
Rate Reset Frequency Code
Payment Reset Frequency Code
Index Lookback Days Number
Maximum Negative Amortization Allowed Percentage
Maximum Negative Amortization Allowed Amount
Negative Amortization Deferred Interest Cap Amount
Deferred Interest Cumulative Amount
Deferred Interest Collected Amount
Most Recent Valuation Amount
Most Recent Valuation Date
Most Recent Valuation Source Code
Property Status Code
Defeased Status Code
Net Operating Income Net Cash Flow Securitization Code
Net Operating Income Net Cash Flow Code
Most Recent Net Cash Flow Amount
Most Recent Financials Start Date
Most Recent Debt Service Amount
Debt Service Coverage Securitization Code
Most Recent Debt Service Coverage Code
Most Recent Debt Service Coverage Net Operating Income Percentage
Most Recent Debt Service Coverage Net Cash Flow Percentage
Asset Added Indicator
Report Period Modification Indicator
Other Interest Adjustment Amount
Unscheduled Principal Collected Amount
Other Principal Adjustment Amount
Report Period End Actual Balance Amount
Report Period End Scheduled Balance Amount
Servicing Advance Method Code
Non Recoverability Indicator
Total Principal Interest Advanced Outstanding Amount

Exhibit 3 to Attachment A Page 3 of 4

Characteristic

Total Taxes Insurance Advances Outstanding Amount
Other Expenses Advanced Outstanding Amount
Payment Status Loan Code
Arm Index Rate Percentage
Next Interest Rate Percentage
Next Interest Rate Change Adjustment Date
Next Payment Adjustment Date
Primary Servicer Name
Most Recent Special Servicer Transfer Date
Most Recent Master Servicer Return Date
Asset Subject Demand Indicator
Asset Subject Demand Status Code
Repurchase Amount
Demand Resolution Date
Repurchaser Name
Repurchase Replacement Reason Code
Realized Loss To Trust Amount
Liquidation Prepayment Code
Liquidation Prepayment Date
Prepayment Premium Yield Maintenance Received Amount
Workout Strategy Code
Last Modification Date
Modification Code
Post Modification Interest Percentage
Post Modification Payment Amount
Post Modification Maturity Date
Post Modification Amortization Period Amount
AL_Largest Tenant
AL_Second Largest Tenant
AL_Third Largest Tenant
Related Borrower
Partial IO Last IO Payment
Partial IO Loan First P&I Payment
Additional Debt Current Balance ($)
Additional Debt Annual Debt Service
Total Additional Debt Maturity Balance
Ground Lease Annual Payment
Ground Lease Escalation Terms
Ground Lease Expiration
Ground Lease Fully Extended Expiration
Ground Lease Extension Terms

Exhibit 3 to Attachment A Page 4 of 4

Characteristic

Units Beds Rooms Number
Units Beds Rooms Securitization Number
Hotel Franchise Flag
Franchise Agreement Expiration
Master Lease Details
Phase II Performed
2016 Occupancy (%)
2016 ADR ($)
2016 RevPAR ($)
2017 Occupancy (%)
2017 ADR ($)
2017 RevPAR ($)
2018 Occupancy (%)
2018 ADR ($)
2018 RevPAR ($)
Most Recent Occupancy (%)
Most Recent ADR ($)
Most Recent RevPAR ($)
UW Occupancy (%)
UW ADR ($)
UW RevPAR ($)
Holdback Amt
Holdback Desc.
Description of LOC
Counterparty of LOCs
Total Additional Debt Original Balance
Additional Debt Exist (Y/N)
Additional Debt Type(s)
Additional Debt Interest Rate %
Additional Debt Annual Debt Service
Previous Securitization
% of Initial Pool Balance
Most Recent Occupancy Date
Second Most Recent Occupancy Date
Third Most Recent Occupancy Date
Title Type

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.